Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Operating lease cost	$ 134	[1]	$ 295	[1]	$ 1,344	[2]	$ 1,187	[2]
Sublease income	(125)		(55)		(292)		(218)
Total lease cost	9	[3]	240	[3]	1,052	[4]	969	[4]
Bridge Media Networks L L C [Member]
Operating lease cost	52		5		71		3
Variable lease cost	8				7
Total lease cost	60		5		78		3
General and Administrative Expense [Member]
Operating lease cost	$ 134		$ 295		$ 1,344		$ 1,187

[1]	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the three months ended March 31, 2024 and 2023 of $
[2]	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the years ended December 31, 2023 and 2022 of $
[3]	Operating lease costs is presented net of sublease income that is not material.
[4]	Operating lease costs is presented net of sublease income that is not material.